Related Party Transactions and Balances (Details)						0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Dalian Jin Gang Group USD ($)	Dec. 31, 2013 Dalian Jin Gang Group CNY	May 21, 2012 Dalian Jin Gang Group Sinovac Dalian CNY	Apr. 08, 2013 Sino Bioway item	Aug. 12, 2010 Sino Bioway item	Dec. 31, 2013 Sino Bioway USD ($)	Dec. 31, 2012 Sino Bioway USD ($)	Dec. 31, 2011 Sino Bioway USD ($)	Aug. 12, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory	Dec. 31, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory USD ($) item	Dec. 31, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory CNY	Aug. 12, 2010 Sino Bioway Before amendment, one operating lease agreement, production plant and laboratory USD ($)	Aug. 12, 2010 Sino Bioway Before amendment, one operating lease agreement, production plant and laboratory CNY	Aug. 12, 2010 Sino Bioway After amendment, one operating lease agreement, production plant and laboratory USD ($)	Aug. 12, 2010 Sino Bioway After amendment, one operating lease agreement, production plant and laboratory CNY	Jun. 30, 2007 Sino Bioway Operating lease agreement, expansion of production plant and laboratory USD ($)	Jun. 30, 2007 Sino Bioway Operating lease agreement, expansion of production plant and laboratory CNY	Sep. 30, 2010 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Sep. 30, 2010 Sino Bioway Operating lease agreement, R&D expansion CNY	Dec. 31, 2013 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Dec. 31, 2013 Sino Bioway Operating lease agreement, R&D expansion CNY	Dec. 31, 2012 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Dec. 31, 2012 Sino Bioway Operating lease agreement, R&D expansion CNY
Related Party Transactions and Balances
Loan - current	$ 3,324,000
Loan - long-term		3,230,000
Total	3,324,000	3,230,000	3,324,000	20,000,000
Interest rate on loan from related party (as a percent)			7.20%	7.20%
Loan receivable from related party					15,000,000
Interest rate on loan to related party (as a percent)					6.00%
Expense incurred to related party								847,000	823,000	805,000
Number of operating lease agreements entered with related party												2	2
Operating lease, annual rent												231,000	1,400,000	75,000	500,000	224,000	1,400,000	338,000	2,000,000	142,000	900,000
Term of lease											20 years							20 years	20 years	5 years	5 years
Number of lease agreements amended							1
Number of supplemental agreements entered into with the related party						4
Number of operating lease agreements for which expiration date is extended						4
Prepaid lease payments included in current and long-term prepaid expenses																						$ 306,000	1,900,000	$ 417,000	2,700,000